Fair Value Measurements - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Money market funds	$ 207,471	$ 15,517
Debt securities	15,483	0
Total financial assets	222,954	15,517
Liabilities
Contingent earnout liabilities	111,487	0
Total financial liabilities	133,192	181
U.S. Treasury securities
Assets
Debt securities	8,141
Corporate bonds
Assets
Debt securities	7,342
Public
Liabilities
Warrant liabilities	14,318
Private Placement
Liabilities
Warrant liabilities	7,387
Redeemable convertible preferred stock
Liabilities
Warrant liabilities		181
Level 1
Assets
Money market funds	207,471	15,517
Total financial assets	215,612	15,517
Liabilities
Contingent earnout liabilities	0
Total financial liabilities	14,318	0
Level 1 | U.S. Treasury securities
Assets
Debt securities	8,141
Level 1 | Corporate bonds
Assets
Debt securities	0
Level 1 | Public
Liabilities
Warrant liabilities	14,318
Level 1 | Private Placement
Liabilities
Warrant liabilities	0
Level 1 | Redeemable convertible preferred stock
Liabilities
Warrant liabilities		0
Level 2
Assets
Money market funds	0	0
Total financial assets	7,342	0
Liabilities
Contingent earnout liabilities	0
Total financial liabilities	0	0
Level 2 | U.S. Treasury securities
Assets
Debt securities	0
Level 2 | Corporate bonds
Assets
Debt securities	7,342
Level 2 | Public
Liabilities
Warrant liabilities	0
Level 2 | Private Placement
Liabilities
Warrant liabilities	0
Level 2 | Redeemable convertible preferred stock
Liabilities
Warrant liabilities		0
Level 3
Assets
Money market funds	0	0
Total financial assets	0	0
Liabilities
Contingent earnout liabilities	111,487
Total financial liabilities	118,874	181
Level 3 | U.S. Treasury securities
Assets
Debt securities	0
Level 3 | Corporate bonds
Assets
Debt securities	0
Level 3 | Public
Liabilities
Warrant liabilities	0
Level 3 | Private Placement
Liabilities
Warrant liabilities	$ 7,387
Level 3 | Redeemable convertible preferred stock
Liabilities
Warrant liabilities		$ 181